Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting
5.	Segment Reporting

The Partnership is engaged in the international marine transportation of crude oil and in the offshore processing and storage of crude oil through the operation of its oil tankers, FSO units and FPSO units. The Partnership’s revenues are earned in international markets.

The Partnership has four reportable segments: its shuttle tanker segment; its FPSO segment; its conventional tanker segment; and its FSO segment. The Partnership’s shuttle tanker segment consists of shuttle tankers operating primarily on fixed-rate contracts of affreightment, time-charter contracts or bareboat charter contracts. The Partnership’s FPSO segment consists of its FPSO units to service its FPSO contracts. The Partnership’s conventional tanker segment consists of conventional tankers operating on fixed-rate, time-charter contracts or bareboat charter contracts. The results below exclude five conventional tankers as they are determined to be discontinued operations. The Partnership’s FSO segment consists of its FSO units subject to fixed-rate, time-charter contracts or bareboat charter contracts. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues from continuing operations during the periods presented.

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(U.S. dollars in millions)	2012	2011	2010
Petrobras Transporte S.A (1)	$259.3 or 28%	$211.8 or 24%	$179.6 or 21%
Statoil ASA (2)	$198.0 or 21%	$206.0 or 24%	$236.0 or 28%
Talisman Energy Inc(3)	$123.0 or 13%	$113.1 or 13%	$106.2 or 13%
Teekay Corporation (4)(5)	$89.1 or 10%	$94.8 or 11%	$81.1 or 10%

(1)	Shuttle tanker and FPSO segments
(2)	Shuttle tanker segment
(3)	FPSO segment
(4)	Shuttle tanker, conventional tanker and FSO segments
(5)	Excludes the results of five conventional tankers as they have been determined to be discontinued operations.

The following tables include results for these segments for the periods presented in these consolidated financial statements.

Year ended December 31, 2012	Shuttle Tanker Segment	FPSO Segment	Conventional Tanker Segment	FSO Segment	Total
Revenues	569,519	231,688	62,029	62,901	926,137
Voyage expenses	104,394	—	11,317	400	116,111
Vessel operating expenses	135,993	100,668	11,663	36,388	284,712
Time-charter hire expense	56,989	—	—	—	56,989
Depreciation and amortization	122,921	50,905	10,519	9,038	193,383
General and administrative (1)	45,110	22,395	3,189	3,705	74,399
Write down of vessels	23,430	—	—	—	23,430
Loss on sale of vessels	1,112	—	—	—	1,112
Restructuring charge	647	—	468	—	1,115

Income from vessel operations	78,923	57,720	24,873	13,370	174,886

Expenditures for vessels and equipment(2)	83,491	3,055	598	264	87,408
Expenditures for dry docking	14,977	—	70	4,054	19,101

Year ended December 31, 2011	Shuttle Tanker Segment	FPSO Segment	Conventional Tanker Segment	FSO Segment	Total
Revenues	573,296	173,836	63,638	62,731	873,501
Voyage expenses	95,864	—	9,125	1,388	106,377
Vessel operating expenses	161,890	76,716	10,887	30,470	279,963
Time-charter hire expense	74,478	—	—	—	74,478
Depreciation and amortization	115,637	37,496	11,341	12,009	176,483
General and administrative(1)	49,444	15,474	2,809	3,779	71,506
Write down of vessels	28,270	—	—	8,598	36,868
Loss on sale of vessels	—	—	—	171	171
Restructuring charge	1,227	—	—	2,697	3,924

Income from vessel operations	46,486	44,150	29,476	3,619	123,731

Expenditures for vessels and equipment(2)	130,363	16,038	2,313	(234)	148,480
Expenditures for dry docking	16,892	—	670	6,945	24,507

Year ended December 31, 2010	Shuttle Tanker Segment	FPSO Segment	Conventional Tanker Segment	FSO Segment	Total
Revenues	559,547	151,851	54,967	74,298	840,663
Voyage expenses	104,460	—	8,160	888	113,508
Vessel operating expenses	143,766	66,157	10,424	35,214	255,561
Time-charter hire expense	89,795	—	—	—	89,795
Depreciation and amortization	111,157	35,400	12,042	16,262	174,861
General and administrative (1)	42,526	12,388	2,479	3,799	61,192
Write down of vessels	9,441	—	—	—	9,441
Restructuring charge	119	—	—	—	119

Income from vessel operations	58,283	37,906	21,862	18,135	136,186

Expenditures for vessels and equipment(2)	32,012	6,428	1,179	1,026	40,645
Expenditures for dry docking	13,382	—	11,487	—	24,869

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(2)	Excludes non-cash investing activities (see note 16).

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2012	December 31, 2011
	$	$
Shuttle tanker segment	1,758,619	1,805,639
FPSO segment	752,835	786,391
Conventional tanker segment	178,172	223,388
FSO segment	79,629	101,422
Unallocated:
Cash and cash equivalents	206,339	179,934
Other assets	77,797	47,955

Consolidated total assets	3,053,391	3,144,729